Income taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Copa Airlines
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective rate	25.00%	25.00%
Deferred tax assets	$ 3.8	$ 7.6
AeroRepública
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 1.1	$ 4.8
Colombia | AeroRepública
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective rate	35.00%	35.00%